Acquisition - Summary of Unaudited Pro Forma Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenue	$ 2,654,400	$ 2,575,715
Net Income	$ 124,871	$ 126,352
Class L Common Stock [Member]
Business Acquisition [Line Items]
Income (loss) per share		$ 17.18
Income (loss) per share		$ 16.48
Common Class A [Member]
Business Acquisition [Line Items]
Income (loss) per share	$ 2.03	$ (4.11)
Income (loss) per share	$ 1.97	$ (4.11)